SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of useful life of property and equipment [Table Text Block]
Vehicles	5 years
Display Airplane	5 years
Aircraft improvements	6 years
Engines	7 years

Schedule of anti-dilutive securities [Table Text Block]
	March 31, 2026	March 31, 2025
Warrants	6,291,420	18,191,223
Options	1,025,000	-
Restricted Share Units	1,942,250	-
	9,258,670	18,191,223

	2025	2024
Warrants	6,346,420	18,174,574
Options	2,415,000	-
Restricted Share Units	2,170,750	-
	10,932,170	18,174,574

Schedule of deferred income activity [Table Text Block]
Balance as of January 1, 2025	$344,800
Recognition of income recorded as deferred income as of December 31, 2025	(245,800)
Deferral of income billed during the year	50,000
Balance as of December 31, 2025	$149,000
Recognition of income recorded as deferred income as of March 31, 2026	(50,000)
Deferral of income billed during the year	35,002
Balance as of March 31, 2026	$134,002

Balance as of January 1, 2024	$397,000
Recognition of income recorded as deferred income as of December 31, 2024	(157,000)
Deferral of income billed during the year	104,800
Balance as of December 31, 2024	$344,800
Recognition of income recorded as deferred income as of December 31, 2025	(245,800)
Deferral of income billed during the year	50,000
Balance as of December 31, 2025	$149,000